UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-21212

        Nuveen Insured California Tax-Free Advantage Municipal Fund
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            08/31

Date of reporting period:         11/30/07

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)
	Nuveen Insured California Tax-Free Advantage Municipal Fund (NKX)
	November 30, 2007
Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value

	Consumer Staples – 4.5% (3.0% of Total Investments)
$ 6,070	Golden State Tobacco Securitization Corporation, California, Enhanced Tobacco Settlement	6/22 at 100.00	BBB	$3,925,590
	Asset-Backed Bonds, Series 2007A-2, 0.000%, 6/01/37

	Health Care – 9.2% (6.2% of Total Investments)
1,815	California Health Facilities Financing Authority, Revenue Bonds, Kaiser Permanante System,	3/16 at 100.00	A+	1,826,925
	Series 2006, 5.250%, 3/01/45
1,800	California Infrastructure Economic Development Bank, Revenue Bonds, Kaiser Hospital Assistance	8/11 at 102.00	A+	1,852,596
	LLC, Series 2001A, 5.550%, 8/01/31
4,060	California Statewide Community Development Authority, Revenue Bonds, Sherman Oaks Health	No Opt. Call	AAA	4,381,795
	System, Series 1998A, 5.000%, 8/01/22 – AMBAC Insured

7,675	Total Health Care			8,061,316

	Housing/Multifamily – 1.4% (1.0% of Total Investments)
1,165	Poway, California, Housing Revenue Bonds, Revenue Bonds, Poinsettia Mobile Home Park, Series	5/13 at 102.00	A+	1,175,730
	2003, 5.000%, 5/01/23

	Long-Term Care – 3.5% (2.4% of Total Investments)
1,000	ABAG Finance Authority for Non-Profit Corporations, California, Insured Senior Living Revenue	11/12 at 100.00	A+	1,031,540
	Bonds, Odd Fellows Home of California, Series 2003A, 5.200%, 11/15/22
2,000	California Health Facilities Financing Authority, Cal-Mortgage Insured Revenue Bonds, Northern	1/13 at 100.00	A+	2,052,340
	California Retired Officers Community Corporation – Paradise Valley Estates, Series 2002,
	5.250%, 1/01/26

3,000	Total Long-Term Care			3,083,880

	Tax Obligation/General – 19.0% (12.7% of Total Investments)
2,000	Butte-Glenn Community College District, Butte and Glenn Counties, California, General	8/12 at 101.00	Aaa	2,083,540
	Obligation Bonds, Series 2002A, 5.000%, 8/01/26 – MBIA Insured
	California State, General Obligation Bonds, Series 2002:
2,460	5.000%, 4/01/27 – AMBAC Insured	4/12 at 100.00	AAA	2,548,585
55	5.250%, 4/01/30 – XLCA Insured	4/12 at 100.00	AAA	57,754
450	Fremont Unified School District, Alameda County, California, General Obligation Bonds, Series	8/12 at 101.00	AAA	468,707
	2002A, 5.000%, 8/01/25 – FGIC Insured
2,000	Los Angeles, California, General Obligation Bonds, Series 2002A, 5.000%, 9/01/22 – MBIA Insured	9/12 at 100.00	AAA	2,091,840
1,000	Murrieta Valley Unified School District, Riverside County, California, General Obligation	9/13 at 100.00	AAA	1,039,360
	Bonds, Series 2003A, 5.000%, 9/01/26 – FGIC Insured
1,000	Murrieta Valley Unified School District, Riverside County, California, General Obligation	9/17 at 100.00	AAA	989,400
	Bonds, Series 2007, 4.500%, 9/01/30 – FSA Insured
140	Roseville Joint Union High School District, Placer County, California, General Obligation	8/15 at 100.00	AAA	146,383
	Bonds, Series 2006B, 5.000%, 8/01/27 – FGIC Insured
3,000	San Diego Unified School District, California, General Obligation Bonds, Election of 1998,	7/10 at 100.00	AAA	3,132,660
	Series 2000B, 5.125%, 7/01/22 – MBIA Insured
3,855	San Rafael City High School District, Marin County, California, General Obligation Bonds,	8/12 at 100.00	AAA	3,983,988
	Series 2003A, 5.000%, 8/01/28 – FSA Insured

15,960	Total Tax Obligation/General			16,542,217

	Tax Obligation/Limited – 44.5% (29.9% of Total Investments)
550	Baldwin Park Public Financing Authority, California, Sales Tax and Tax Allocation Bonds,	8/13 at 102.00	BBB	578,809
	Puente Merced Redevelopment Project, Series 2003, 5.250%, 8/01/21
1,165	Burbank Public Financing Authority, California, Revenue Refunding Bonds, Golden State	12/13 at 100.00	AAA	1,243,952
	Redevelopment Project, Series 2003A, 5.250%, 12/01/22 – AMBAC Insured
4,000	California State Public Works Board, Lease Revenue Bonds, Department of General Services,	12/12 at 100.00	AAA	4,137,000
	Capital East End Project, Series 2002A, 5.000%, 12/01/27 – AMBAC Insured
170	Capistrano Unified School District, Orange County, California, Special Tax Bonds, Community	9/15 at 100.00	AAA	176,798
	Facilities District, Series 2005, 5.000%, 9/01/24 – FGIC Insured
525	Chino Redevelopment Agency, California, Merged Chino Redevelopment Project Area Tax Allocation	9/16 at 101.00	AAA	541,527
	Bonds, Series 2006, 5.000%, 9/01/38 – AMBAC Insured
1,610	Folsom Public Financing Authority, California, Special Tax Revenue Bonds, Series 2004A,	9/12 at 102.00	AAA	1,684,463
	5.000%, 9/01/21 – AMBAC Insured
1,875	Golden State Tobacco Securitization Corporation, California, Enhanced Tobacco Settlement	6/15 at 100.00	AAA	2,113,538
	Revenue Bonds, Drivers Trust 2091, 7.872%, 6/01/45 – AGC Insured (IF)
1,000	Hesperia Public Financing Authority, California, Redevelopment and Housing Projects Tax	9/17 at 100.00	Aaa	1,027,520
	Allocation Bonds, Series 2007A, 5.000%, 9/01/37 – XLCA Insured
5,540	Irvine Public Facilities and Infrastructure Authority, California, Assessment Revenue Bonds,	9/13 at 100.00	AAA	5,720,049
	Series 2003C, 5.000%, 9/02/21 – AMBAC Insured
315	Los Angeles Community Redevelopment Agency, California, Lease Revenue Bonds, Manchester Social	9/15 at 100.00	Aaa	321,571
	Services Project, Series 2005, 5.000%, 9/01/37 – AMBAC Insured
1,770	Los Angeles Unified School District, California, Certificates of Participation, Administration	10/12 at 100.00	AAA	1,830,198
	Building Project II, Series 2002C, 5.000%, 10/01/27 – AMBAC Insured
2,000	Los Angeles, California, Certificates of Participation, Municipal Improvement Corporation,	6/13 at 100.00	AAA	2,040,940
	Series 2003AW, 5.000%, 6/01/33 – AMBAC Insured
	Los Angeles, California, Municipal Improvement Corporation, Lease Revenue Bonds, Police
	Headquarters, Series 2006A:
1,500	4.750%, 1/01/31 – FGIC Insured	1/17 at 100.00	AAA	1,498,890
1,500	4.500%, 1/01/37 – FGIC Insured	1/17 at 100.00	AAA	1,412,985
1,500	Los Osos, California, Improvement Bonds, Community Services Wastewater Assessment District 1,	9/10 at 103.00	AAA	1,531,485
	Series 2002, 5.000%, 9/02/33 – MBIA Insured
1,000	Puerto Rico Highway and Transportation Authority, Highway Revenue Bonds, Series 2007N, 5.250%,	No Opt. Call	AAA	1,061,750
	7/01/39 – FGIC Insured
150	Rialto Redevelopment Agency, California, Tax Allocation Bonds, Merged Project Area, Series	9/15 at 100.00	AAA	154,013
	2005A, 5.000%, 9/01/35 – XLCA Insured
190	Roseville, California, Certificates of Participation, Public Facilities, Series 2003A, 5.000%,	8/13 at 100.00	AAA	195,413
	8/01/25 – AMBAC Insured
	San Buenaventura, California, Certificates of Participation, Golf Course Financing Project,
	Series 2002D:
3,000	5.000%, 2/01/27 – AMBAC Insured	2/12 at 100.00	AAA	3,099,690
3,300	5.000%, 2/01/32 – AMBAC Insured	2/12 at 100.00	AAA	3,353,625
1,200	San Diego Redevelopment Agency, California, Subordinate Lien Tax Increment and Parking Revenue	9/09 at 101.00	Baa2	1,217,424
	Bonds, Centre City Project, Series 2003B, 5.250%, 9/01/26
2,770	San Jose Financing Authority, California, Lease Revenue Refunding Bonds, Civic Center Project,	6/12 at 100.00	AAA	2,839,610
	Series 2002B, 5.000%, 6/01/32 – AMBAC Insured
1,000	San Jose Redevelopement Agency, California, Tax Allocation Bonds, Merged Project Area, Series	8/15 at 100.00	AAA	1,030,430
	2005A, 5.000%, 8/01/28 – MBIA Insured

37,630	Total Tax Obligation/Limited			38,811,680

	Transportation – 10.2% (6.8% of Total Investments)
5,480	Bay Area Governments Association, California, BART SFO Extension, Airport Premium Fare Revenue	8/12 at 100.00	AAA	5,694,212
	Bonds, Series 2002A, 5.000%, 8/01/26 – AMBAC Insured
2,000	Foothill/Eastern Transportation Corridor Agency, California, Toll Road Revenue Bonds, Series	1/10 at 100.00	BBB–	1,837,800
	1995A, 5.000%, 1/01/35
1,300	San Francisco Airports Commission, California, Revenue Bonds, San Francisco International	5/10 at 101.00	AAA	1,345,422
	Airport, Second Series 2000, Issue 26B, 5.000%, 5/01/25 – FGIC Insured

8,780	Total Transportation			8,877,434

	U.S. Guaranteed – 36.0% (24.2% of Total Investments) (4)
1,000	Berryessa Union School District, Santa Clara County, California, General Obligation Bonds,	8/12 at 100.00	AAA	1,075,430
	Series 2003C, 5.000%, 8/01/21 (Pre-refunded 8/01/12) – FSA Insured
1,500	California Health Facilities Financing Authority, Revenue Bonds, UCSF – Stanford Healthcare,	11/08 at 101.00	AAA	1,537,515
	Series 1998A, 5.000%, 11/15/31 (Pre-refunded 11/15/08) – FSA Insured
	California State, General Obligation Bonds, Series 2002:
1,290	5.000%, 4/01/27 (Pre-refunded 4/01/12) – AMBAC Insured	4/12 at 100.00	Aaa	1,380,829
2,945	5.250%, 4/01/30 (Pre-refunded 4/01/12) – XLCA Insured	4/12 at 100.00	Aaa	3,181,925
500	California, General Obligation Bonds, Series 2004, 5.250%, 4/01/34 (Pre-refunded 4/01/14)	4/14 at 100.00	A1 (4)	553,355
1,625	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed	6/13 at 100.00	AAA	1,977,804
	Revenue Bonds, Series 2003A-2, 7.900%, 6/01/42 (Pre-refunded 6/01/13)
	Hacienda La Puente Unified School District, Los Angeles County, California, General Obligation
	Bonds, Series 2003B:
4,500	5.000%, 8/01/26 (Pre-refunded 8/01/13) – FSA Insured	8/13 at 100.00	AAA	4,883,939
2,030	5.000%, 8/01/27 (Pre-refunded 8/01/13) – FSA Insured	8/13 at 100.00	AAA	2,203,200
8,500	Los Angeles Unified School District, California, General Obligation Bonds, Series 2003A,	7/13 at 100.00	AAA	9,215,613
	5.000%, 7/01/22 (Pre-refunded 7/01/13) – FSA Insured
1,260	Rancho Mirage Joint Powers Financing Authority, California, Revenue Bonds, Eisenhower Medical	7/14 at 100.00	A3 (4)	1,441,390
	Center, Series 2004, 5.875%, 7/01/26 (Pre-refunded 7/01/14)
1,220	San Jose Redevelopment Agency, California, Tax Allocation Bonds, Merged Area Redevelopment	8/10 at 101.00	AAA	1,287,393
	Project, Series 2002, 5.000%, 8/01/32 (Pre-refunded 8/01/10) – MBIA Insured
2,390	Solano County, California, Certificates of Participation, Series 2002, 5.250%, 11/01/24	11/12 at 100.00	AAA	2,606,199
	(Pre-refunded 11/01/12) – MBIA Insured

28,760	Total U.S. Guaranteed			31,344,592

	Utilities – 6.7% (4.5% of Total Investments)
1,000	Anaheim Public Finance Authority, California, Second Lien Electric Distribution Revenue Bonds,	10/14 at 100.00	AAA	1,076,230
	Series 2004, 5.250%, 10/01/21 – MBIA Insured
945	Long Beach Bond Finance Authority, California, Natural Gas Purchase Revenue Bonds, Series	No Opt. Call	A+	956,813
	2007A, 5.500%, 11/15/37
3,055	Los Angeles Department of Water and Power, California, Power System Revenue Bonds, Series	7/11 at 100.00	AAA	3,200,021
	2001A-1, 5.250%, 7/01/22 – FSA Insured
275	Los Angeles Department of Water and Power, California, Power System Revenue Bonds, Series	7/13 at 100.00	AAA	290,538
	2003A-2, 5.000%, 7/01/21 – MBIA Insured
310	Merced Irrigation District, California, Electric System Revenue Bonds, Series 2005, 5.125%,	9/15 at 100.00	AAA	322,233
	9/01/31 – XLCA Insured

5,585	Total Utilities			5,845,835

	Water and Sewer – 13.9% (9.3% of Total Investments)
1,000	Castaic Lake Water Agency, California, Certificates of Participation, Series 2006C, 5.000%,	8/16 at 100.00	AAA	1,028,630
	8/01/36 – MBIA Insured
750	Fortuna Public Finance Authority, California, Water Revenue Bonds, Series 2006, 5.000%,	10/16 at 100.00	AAA	785,123
	10/01/36 – FSA Insured
215	Healdsburg Public Financing Authority, California, Wastewater Revenue Bonds, Series 2006,	4/16 at 100.00	AAA	223,832
	5.000%, 4/01/36 – MBIA Insured
895	Manteca Financing Authority, California, Sewerage Revenue Bonds, Series 2003B, 5.000%,	12/13 at 100.00	Aaa	900,853
	12/01/33 – MBIA Insured
170	Marina Coast Water District, California, Enterprise Certificate of Participation, Series 2006,	6/16 at 100.00	AAA	175,163
	5.000%, 6/01/31 – MBIA Insured
370	Sacramento County Sanitation District Financing Authority, California, Revenue Bonds, Series	6/16 at 100.00	AAA	387,342
	2006, 5.000%, 12/01/36 – FGIC Insured
	San Diego Public Facilities Financing Authority, California, Subordinate Lien Water Revenue
	Bonds, Series 2002:
3,000	5.000%, 8/01/22 – MBIA Insured	8/12 at 100.00	AAA	3,135,570
2,500	5.000%, 8/01/23 – MBIA Insured	8/12 at 100.00	AAA	2,612,975
1,180	South Feather Water and Power Agency, California, Water Revenue Certificates of Participation,	4/13 at 100.00	BBB	1,212,639
	Solar Photovoltaic Project, Series 2003, 5.375%, 4/01/24
1,600	Sunnyvale Financing Authority, California, Water and Wastewater Revenue Bonds, Series 2001,	10/11 at 100.00	AAA	1,655,136
	5.000%, 10/01/26 – AMBAC Insured

11,680	Total Water and Sewer			12,117,263

$ 126,305	Total Investments (cost $125,018,290) – 148.9%			129,785,537

	Other Assets Less Liabilities – 2.7%			2,397,572

	Preferred Shares, at Liquidation Value – (51.6)%			(45,000,000)

	Net Assets Applicable to Common Shares – 100%			$87,183,109

Forward Swaps outstanding at November 30, 2007:
		Fund			Fixed Rate			Unrealized
	Notional	Pay/Receive	Floating Rate	Fixed Rate	Payment	Effective	Termination	Appreciation
Counterparty	Amount	Floating Rate	Index	(Annualized)	Frequency	Date (5)	Date	(Depreciation)

Goldman Sachs	$1,000,000	Pay	3-Month USD-LIBOR	5.215%	Semi-Annually	3/12/08	3/12/30	$42,346
JPMorgan	400,000	Pay	SIFM	4.376	Quarterly	8/06/08	8/06/37	36,854

								$79,200

USD-LIBOR (United States Dollar-London Inter-Bank Offered Rate)
SIFM-The daily arithmetic average of the weekly SIFM (Securities Industry and Financial Markets) Municipal Swap Index.

The Fund may invest in “zero coupon” securities. A zero coupon security does not pay a regular interest coupon to its holders during the life of the security. Tax-exempt income to the holder of the security comes from accretion of the difference between the original purchase price of the security at issuance and the par value of the security at maturity and is effectively paid at maturity. Such securities are included in the Portfolio of Investments with a 0.000% coupon rate in their description. The market prices of zero coupon securities generally are more volatile than the market prices of securities that pay interest periodically.
At least 80% of the Fund’s net assets (including net assets attributable to Preferred shares) are invested in municipal securities that are either covered by Original Issue Insurance, Secondary Market Insurance or
Portfolio Insurance which ensures the timely payment of principal and interest. Up to 20% of the Fund’s net assets (including net assets attributable to Preferred shares) may be invested in municipal securities that are (i) either backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities (also ensuring the timely payment of principal and interest), or (ii) rated, at the time of investment, within the four highest grades (Baa or BBB or better by Moody’s, Standard & Poor’s or Fitch)
or unrated but judged to be of comparable quality by the Adviser.
(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the higher of Standard & Poor’s Group (“Standard & Poor’s”) or Moody’s Investor Service,
Inc. (“Moody’s”) rating. Ratings below BBB by Standard & Poor’s or Baa by Moody’s are considered to be below investment grade.
The AAA ratings shown in the Portfolio of Investments reflects the AAA ratings on certain bonds insured by AMBAC, FGIC, XCLA or MBIA and/or the A ratings on certain bonds insured by ACA as of
November 30, 2007. Subsequent to the November 30, 2007, at least one rating agency reduced the rating for AMBAC-insured bonds to AA, the rating for XCLA-insured bonds to A and the rating for ACA to CCC, and one or more rating agencies have placed each of these insurers on “negative credit watch”, which may presage one or more rating reductions for such insurer or insurers in the future. If one or more insurers’
ratings are reduced below AAA (or A in the case of ACA) by these rating agencies, it would likely reduce the effective rating of many of the bonds insured by that insurer or insurers.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.
(5)	Effective date represents the date on which both the Fund and counterparty commence interest payment accruals on each forward swap contract.
(IF)	Inverse floating rate investment.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to the treatment of paydown gains and losses, timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate transactions subject to SFAS No. 140. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At November 30, 2007, the cost of investments was $125,392,860.

Gross unrealized appreciation and gross unrealized depreciation of investments at November 30, 2007, were as follows:

Gross unrealized:
Appreciation	$ 5,698,236
Depreciation	(1,305,559)

Net unrealized appreciation (depreciation) of investments	$ 4,392,677

Item 2. Controls and Procedures.

  The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).
  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Nuveen Insured California Tax-Free Advantage Municipal Fund

By (Signature and Title)*          /s/ Kevin J. McCarthy
                                                    Kevin J. McCarthy
                                                    Vice President and Secretary

Date         January 29, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*         /s/ Gifford R. Zimmerman
                                                   Gifford R. Zimmerman
                                                   Chief Administrative Officer (principal executive officer)

Date         January 29, 2008

By (Signature and Title)*         /s/ Stephen D. Foy
                                                   Stephen D. Foy
                                                   Vice President and Controller (principal financial officer)

Date        January 29, 2008

* Print the name and title of each signing officer under his or her signature.